Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Income Tax
Note 18.- Income Tax

All the companies of Atlantica file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses/income of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting result is adjusted for temporary and permanent differences, recording the corresponding deferred tax assets and liabilities. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as determined under enacted tax laws and rates.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

The Company offsets deferred tax assets and deferred tax liabilities in each entity where the latter has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.

As of December 31, 2022, and 2021, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
From	2022	2021
Net operating loss carryforwards (“NOL´s”)	442,415	323,115
Temporary tax non-deductible expenses	134,328	128,186
Derivatives financial instruments	3,461	55,217
Other	5,895	4,225
Total deferred tax assets	586,099	510,743

Deferred tax liabilities	Balance as of December 31,
From	2022	2021
Accelerated tax amortization	524,363	465,219
Other difference between tax and book value of assets	186,536	180,218
Derivatives financial instruments	19,034	-
Other	2,991	1,897
Total deferred tax liabilities	732,924	647,334

After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2022	2021
Deferred tax assets	149,656	172,268
Deferred tax liabilities	296,481	308,859
Net deferred tax liabilities	146,825	136,591

Most of the NOL´s recognized as deferred tax assets corresponds to the entities in the U.S., South Africa, Peru, Chile and Spain as of December 31, 2022 and 2021.

As of December 31, 2022, deferred tax assets for non-deductible expenses are primarily due to the temporary limitation of financial expenses deductibles for tax purposes in the solar plants in Spain for $94 million ($97 million as of December 31, 2021).

As of December 31, 2022, deferred tax liabilities for accelerated tax amortization are primarily in the U.S. assets for $274 million, the solar plants in Spain for $173 million and Kaxu for $63 million ($184 million, $186 million and $76 million as of December 31, 2021, respectively).

Deferred tax liabilities for other temporary differences between the tax and book value of contracted concessional assets relate primarily to ACT for $56 million, the U.S. entities for $51 million, the Peruvian entities for $37 million and the Chilean entities for $27 million as of December 31, 2022 ($72 million, $28 million, $34 million and $27 million as of December 31, 2021, respectively).

In relation to tax losses carryforwards and deductions pending to be used recorded as deferred tax assets, the entities evaluate their recoverability projecting forecasted taxable result for the upcoming years and taking into account their tax planning strategy. Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction. Therefore, the carrying amount of deferred tax assets is reviewed at each annual closing date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are re-assessed at each annual closing date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered. In assessing the recoverability of deferred tax assets, Atlantica relies on projections of results over the useful life of the contracted concessional assets.

In addition, the Company has $361 million unrecognized net operating loss carryforwards as of December 31, 2022 ($346 million as of December 31, 2021), as it considers it is not probable that future taxable profits will be available against which these unused tax losses can be utilized.

The movements in deferred tax assets and liabilities during the years ended December 31, 2022 and 2021 were as follows:

Deferred tax assets	Amount
As of December 31, 2020	152,290
Increase/(decrease) through the consolidated income statement	46,855
Increase/(decrease) through other consolidated comprehensive income (equity)	(23,712)
Business combinations (Note 5)	4,410
Currency translation differences and other	(7,575)
As of December 31, 2021	172,268

Increase/(decrease) through the consolidated income statement	29,197
Increase/(decrease) through other consolidated comprehensive income (equity)	(46,344)
Currency translation differences and other	(5,465)
As of December 31, 2022	149,656

Deferred tax liabilities	Amount
As of December 31, 2020	260,923
Increase/(decrease) through the consolidated income statement	32,059
Business combinations (Note 5)	4,910
Currency translation differences and other	10,967
As of December 31, 2021	308,859

Increase/(decrease) through the consolidated income statement	(19,864)
Increase/(decrease) through other consolidated comprehensive income (equity)	17,608
Currency translation differences and other	(10,122)
As of December 31, 2022	296,481

Details of income tax for the years ended December 31, 2022, 2021 and 2020 are as follows:

	For the year ended December 31,
	2022	2021	2020
Current tax	(39,372)	(51,016)	(21,205)
Deferred tax	49,061	14,796	(3,672)
- relating to the origination and reversal of temporary differences	49,061	14,796	(3,672)
Total income tax (expense)/income	9,689	(36,220)	(24,877)

The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2022, 2021, and 2020, is as follows:

	For the year ended December 31,
	2022	2021	2020
Consolidated profit/(loss) before taxes	(11,776)	25,302	41,751
Average statutory tax rate	25%	25%	25%
Corporate income tax at average statutory tax rate	2,944	(6,326)	(10,438)
Income tax of associates, net	5,366	3,076	128
Differences in statutory tax rates	(4,296)	(3,359)	(94)
Unrecognized NOLs and deferred tax assets	(10,944)	(11,232)	(37,183)
Purchase of Liberty Interactive’s equity interest in Solana	-	-	36,352
Other permanent differences	3,957	(4,052)	(8,895)
Other non-taxable income/(expense)	12,662	(14,327)	(4,747)
Corporate income tax	9,689	(36,220)	(24,877)

For the year ended December 31, 2021, the overall effective tax rate was different than the average statutory rate of 25% primarily due to unrecognized tax losses carryforwards, mainly in the UK entities and to provisions recorded for potential tax contingencies in some jurisdictions.

For the year ended December 31, 2020, the overall effective tax rate was different than the average statutory rate of 25% primarily due to unrecognized tax losses carryforwards, mainly in the UK entities, partially offset by the non-taxable gain recorded in the Consolidated Financial Statements on the purchase of Liberty Interactive’s equity interest in Solana (Note 21).

Uncertain tax positions as of December 31, 2022, 2021 and 2020 has been analysed by the Company in accordance with IFRIC 23 (uncertainty over income tax treatments). As a result of this analysis, the Company concluded that the risk of the uncertainties is remote and accordingly, the expectation is that these uncertainties would have an insignificant effect on the Consolidated Financial Statements.